Annual Fund Operating Expenses	Oct. 14, 2026
Longview Advantage US Equity ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
Longview Advantage Expected Return ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[4]
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.18%)	[6]
Net Expenses (as a percentage of Assets)	0.17%
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027

[1]	“Other Expenses” are estimated for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year, and are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds.
[3]	Hill Investment Group Partners, LLC d/b/a Longview Research Partners (the “Adviser”) has contractually agreed to limit the management fees charged to the Fund to 0.15% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2027 and may not be terminated prior to that date without approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”).
[4]	“Other Expenses” are estimated for the current fiscal year.
[5]	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year, and are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds.
[6]	Hill Investment Group Partners, LLC d/b/a Longview Research Partners (the “Adviser”) has contractually agreed to limit the management fees charged to the Fund to 0.07% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2027 and may not be terminated prior to that date without approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”).